Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Inventories
	December 31,
	2013	2012
	U.S. Dollars
Components	11,115	12,313
Work in process	3,795	6,658
Finished products (including systems at customer locations not yet sold)	5,226	6,454

	20,136	25,425

Inventories are presented in:

	December 31,	December 31,
	2013	2012
	U.S. Dollars
Current assets	17,911	18,335
Long-term assets (A)	2,225	7,090

	20,136	25,425

(A)          Long-term Inventory:

At December 31, 2013, $2,225 of the Company's inventory is classified in long-term assets based on Management's estimate and the recent level of sales (at December 31, 2012- $7,090). Of this amount, $1,353 is comprised of spare parts (at December 31, 2012 - $2,193). The Company's policy is to keep components to provide support and service to systems sold by it to its customers over the past years (usually the support is over a period of seven to ten years) until the Company announces it will not continue to support certain systems. Therefore, this inventory is usually consumed over longer periods than inventory held for sale, and as such the respective amount that is not expected to be consumed in the next year is classified as non-current. Management believes that this amount will be utilized according to its forecasted sales. Management believes no loss will be incurred on its disposition.

The remaining portion of long-term inventory consists of DMD components and systems which in Management's estimation will not be sold during the next 12 months. Management believes that according to its forecasted sales this amount will mainly be utilized in 2015. Management believes no loss will be incurred on its disposition.